Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill by operating segment
The changes in the carrying amount of goodwill by reporting unit for the years ended December 31, 2015 and 2014, are as follows:

	Willis GB	Willis CWR	Willis North America	Willis International	Total
	(millions)
Balance at January 1, 2014
Goodwill, gross	$555	$851	$1,557	$367	$3,330
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	555	851	1,065	367	2,838
Purchase price allocation adjustments	3	—	3	7	13
Goodwill acquired during the year	—	5	—	179	184
Goodwill disposed of during the year	—	—	(48)	—	(48)
Foreign exchange	(3)	(4)	—	(43)	(50)
Balance at December 31, 2014
Goodwill, gross	555	852	1,512	510	3,429
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	$555	$852	$1,020	$510	$2,937
Purchase price allocation adjustments	—	—	—	1	1
Goodwill acquired during the year	25	184	11	645	865
Goodwill disposed of during the year	(2)	(1)	(10)	—	(13)
Foreign exchange	(6)	(10)	(1)	(36)	(53)
Balance at December 31, 2015
Goodwill, gross	572	1,025	1,512	1,120	4,229
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	$572	$1,025	$1,020	$1,120	$3,737